Note 11 - Changes in Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Equity [Text Block]

Note 11 – Changes in Stockholders’ Equity

Preferred Stock

The Company has 20,000,000 authorized shares of $0.001 par value preferred stock. No shares have been issued to date.

Common Stock

The Company has 500,000,000 authorized shares of $0.001 par value common stock. As of September 30, 2023, a total of 5,603,083 shares of common stock have been issued.

Common Stock Issued to Directors for Services

On June 1, 2023, the Company issued an aggregate 20,699 shares of common stock amongst its five non-employee Directors for annual services to be rendered. The aggregate fair value of the common stock was $125,229, based on the closing price of the Company’s common stock on the date of grant. The shares were expensed upon issuance.

Common Shares Issued Pursuant to Private Placement Offering

On August 30, 2023, the Company raised $3,675,000 of capital from the sale of 735,000 newly issued shares at a share price of $5.00 in a private placement. Investors in the private placement included Sow Good’s Chief Executive Officer and Executive Chairman, in addition to certain other Sow Good board members and accredited investors. The proceeds were used in funding incremental capital expenditures and general operating expenses.

Note 12 – Stockholders’ Equity

Preferred Stock

The Company has 20,000,000 authorized shares of $0.001 par value preferred stock. No shares have been issued to date.

Common Stock Sold for Cash

On July 2, 2021, the Company entered into a Stock Purchase Agreement with multiple accredited investors to sell and issue to the purchasers, thereunder, an aggregate of 714,701 shares of the Company’s common stock at a price of $4.25 per Share. Proceeds to the Company from the sale of the Shares were $3,037,511. A total of 271,911 of these shares, or proceeds of $1,155,625 were purchased by officers and directors.

On February 5, 2021, the Company entered into a Stock Purchase Agreement with multiple accredited investors to sell and issue to the Purchasers an aggregate 631,250 shares of the Company’s common stock at a price of $4.00 per share for total proceeds of $2,525,000. A total of 225,000 of these shares, or proceeds of $900,000 were purchased by officers and directors.

Common Stock Issued to Directors for Services

On July 22, 2022, the Company accepted Mr. Joseph Lahti’s resignation from the Board of Directors and appointed Tim Creed as a member of the Board. Pursuant to the Company’s Non-Employee Director Compensation Plan, Mr. Creed received 6,410 shares of common stock as compensation. The fair value of the shares was $25,000, based on the closing price of the Company’s common stock on the date of grant.

On April 11, 2022, the Company appointed Joe Mueller as a member of the Board of Directors and Audit Committee. Pursuant to the Company’s Non-Employee Director Compensation Plan, Mr. Mueller received 8,064 shares of common stock as compensation. The fair value of the shares was $24,998, based on the closing price of the Company’s common stock on the date of grant.

On December 8, 2021, the Company issued an aggregate 41,665 shares of common stock amongst its five Directors for annual services to be rendered. The aggregate fair value of the common stock was $125,000, based on the closing price of the Company’s common stock on the date of grant. The shares were expensed upon issuance.

On December 8, 2021, the Company issued an additional 5,000 shares to Mr. Chris Ludeman for Audit Committee Chair services. The fair value of the common stock was $15,000, based on the closing price of the Company’s common stock on the date of grant. The shares were expensed upon issuance.

On October 1, 2020, the Company issued an aggregate 20,835 shares of common stock amongst its five Directors for annual services to be rendered. The aggregate fair value of the common stock was $125,010, based on the closing price of the Company’s common stock on the date of grant. The shares were expensed upon issuance.

On October 1, 2020, the Company issued an additional 2,500 shares to Mr. Benjamin Oehler, for former Audit Committee Chair services. The fair value of the common stock was $15,000, based on the closing price of the Company’s common stock on the date of grant. The shares were expensed upon issuance.

Common Stock Awarded to Advisory Board Members

On April 20, 2022, the Company awarded an aggregate total of 8,000 shares of common stock to two advisory board members for services. The aggregate fair value of the shares was $20,000, based on the closing price of the Company’s common stock on the date of grant.

On March 25, 2022, the Company awarded 4,255 shares of common stock to a newly appointed advisory board member for services. The fair value of the shares was $10,000, based on the closing price of the Company’s common stock on the date of grant.

Issuance of Shares for Services

On various dates between January 31, 2021 and December 31, 2021, the Company issued an aggregate 60,951 and 66,484 shares in monthly increments of 5,541 and 6,044 shares to Claudia and Ira Goldfarb, respectively, for their services. The aggregate fair value of the shares was $290,792 and $317,188 for Claudia and Ira, respectively, based on the closing price of the Company’s common stock on the dates of grant.

On May 25, 2021, the Company issued 2,000 shares to each of two advisory board members for their services. The total aggregate fair value of the shares was $20,000, based on the closing price of the Company’s common stock on the date of grant.

On January 27, 2021, upon Benjamin Oehler’s resignation, the Company appointed Chris Ludeman as a member of the Board of Directors of the Company, and appointed him to the Company’s Audit Committee as Chairperson. Pursuant to his appointment, Mr. Ludeman was issued 6,400 shares of common stock for his services to be rendered. The aggregate fair value of the common stock was $40,000, based on the closing price of the Company’s common stock on the date of grant.

Common Stock Issued to Officers for Services, Common Stock Payable

On December 31, 2021, the Company awarded 5,541 and 6,044 shares of common stock to Claudia and Ira Goldfarb, respectively, for services earned during December 31, 2021. The aggregate fair value of the shares was $12,467 and $13,599 for Claudia and Ira, respectively, based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on March 25, 2022, in satisfaction of the outstanding common stock payable.

On January 7, 2021, the Company issued an aggregate 16,623 and 18,133 shares of common stock to Claudia and Ira Goldfarb, respectively, for services from October 2020 through December 31, 2020 in satisfaction of the outstanding common stock payable at December 31, 2020. The aggregate fair value of the shares was $61,505 and $67,092 for Claudia and Ira, respectively, based on the closing price of the Company’s common stock on the date of grant, was presented as Common Stock Payable as of December 31, 2020.